BNY Mellon Balanced Opportunity Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 37.2%
Aerospace & Defense — .3%
GE Capital Funding LLC, Gtd. Notes	4.55	5/15/2032	247,000	242,582
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	320,000	309,007
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000	197,192
				748,781
Agriculture — .1%
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	320,000	333,616
Asset-Backed Certificates — .2%
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	225,000	226,541
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(a)	1.91	10/20/2061	495,000	460,817
				687,358
Asset-Backed Certificates/Auto Receivables — .6%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	60,576	60,219
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	144,447	144,897
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	376,000	381,709
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, Cl. A3	4.51	11/15/2027	172,733	172,818
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4(a)	1.00	4/10/2028	144,654	142,501
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	475,888	478,603
Toyota Auto Receivables Owner Trust, Ser. 2023-A, Cl. A3	4.63	9/15/2027	169,731	169,879
				1,550,626
Automobiles & Components — .5%
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	320,000	267,226
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	280,000	238,508
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000	506,136
Volkswagen Group of America Finance LLC, Gtd. Notes(a)	3.35	5/13/2025	420,000	418,851
				1,430,721
Banks — 2.7%
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	110,000	107,678
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000	101,439
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	250,000	242,806
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000	292,443
Bank of Montreal, Covered Bonds(a)	3.75	7/25/2025	310,000	309,223
BNP Paribas SA, Sr. Notes(a)	1.68	6/30/2027	250,000	240,638
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	390,000	350,424
Citizens Bank NA, Sr. Unscd. Notes(b)	3.75	2/18/2026	500,000	496,121
Commonwealth Bank of Australia, Covered Bonds(a)	3.21	5/27/2025	420,000	418,514
Cooperatieve Rabobank UA, Sr. Notes(a)	1.34	6/24/2026	280,000	277,128
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000	334,898
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000	384,225
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000	253,790
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000	183,772
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000	600,956
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000	270,159
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	215,000	214,544
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000	296,196
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000	192,600
Royal Bank of Canada, Covered Bonds	2.60	3/24/2027	330,000	319,097
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000	594,718

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 37.2% (continued)
Banks — 2.7% (continued)
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000	370,125
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000	398,379
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000	318,243
				7,568,116
Beverage Products — .2%
PepsiCo, Inc., Sr. Unscd. Notes(b)	2.88	10/15/2049	740,000	497,703
Building Materials — .2%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000	380,525
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000	315,871
				696,396
Commercial Mortgage Pass-Through Certificates — .3%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.37%)(a),(c)	5.68	12/15/2037	225,000	225,130
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	48,282	47,611
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000	232,690
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	201,621	189,923
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A5	2.45	6/15/2053	135,000	121,097
				816,451
Consumer Discretionary — .2%
Marriott International, Inc., Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000	414,258
Consumer Staples — .1%
The Procter & Gamble Co., Sr. Unscd. Notes	3.00	3/25/2030	350,000	329,609
Diversified Financials — .7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000	219,428
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000	206,935
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2026	135,000	132,921
Discover Financial Services, Sr. Unscd. Notes(b)	6.70	11/29/2032	342,000	370,831
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000	317,662
MDGH GMTN RSC Ltd., Gtd. Notes	5.50	4/28/2033	210,000	216,799
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	410,000	427,065
				1,891,641
Electronic Components — .3%
Amphenol Corp., Sr. Unscd. Notes	2.20	9/15/2031	390,000	334,438
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	460,000	485,583
				820,021
Energy — 1.0%
Cameron LNG LLC, Sr. Scd. Notes(a)	3.30	1/15/2035	260,000	219,714
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	271,160
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000	193,491
Energy Transfer LP, Gtd. Notes(a)	5.63	5/1/2027	420,000	420,091
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	185,000	170,534
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	190,000	130,371
Equinor ASA, Gtd. Notes	3.25	11/18/2049	660,000	470,112
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	140,000	126,666
Kinder Morgan Energy Partners LP, Gtd. Notes	6.55	9/15/2040	330,000	354,316
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	110,000	108,964
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	210,000	188,950
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	300,000	275,397
				2,929,766

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 37.2% (continued)
Environmental Control — .3%
Republic Services, Inc., Sr. Unscd. Notes	2.38	3/15/2033	525,000	436,506
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	365,000	330,725
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	100,000	97,020
				864,251
Food Products — .3%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	300,000	274,795
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	640,000	535,612
				810,407
Foreign Governmental — .5%
British Columbia, Sr. Unscd. Bonds	2.25	6/2/2026	520,000	507,866
Hungary, Sr. Unscd. Notes(a)	5.25	6/16/2029	250,000	249,638
Italy, Sr. Unscd. Notes, Ser. 10Y	2.88	10/17/2029	225,000	207,768
Italy, Sr. Unscd. Notes, Ser. 5Y	1.25	2/17/2026	400,000	387,984
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000	58,836
				1,412,092
Health Care — 1.8%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000	207,251
Amgen, Inc., Sr. Unscd. Notes	3.15	2/21/2040	255,000	197,677
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	225,000	225,759
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	160,000	135,869
Becton, Dickinson and Co., Gtd. Notes	5.08	6/7/2029	630,000	640,819
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000	207,346
Bio-Rad Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	430,000	391,065
Cencora, Inc., Sr. Unscd. Notes	3.25	3/1/2025	130,000	130,000
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	50,000	49,250
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	350,000	303,761
DH Europe Finance II SARL, Gtd. Notes	2.60	11/15/2029	180,000	165,344
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	550,000	542,267
GE HealthCare Technologies, Inc., Sr. Unscd. Notes(b)	5.91	11/22/2032	380,000	402,968
Gilead Sciences, Inc., Sr. Unscd. Notes	3.65	3/1/2026	225,000	223,287
Gilead Sciences, Inc., Sr. Unscd. Notes	4.75	3/1/2046	110,000	100,819
Medtronic, Inc., Gtd. Notes(b)	4.63	3/15/2045	230,000	210,711
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	220,000	212,170
Pfizer, Inc., Sr. Unscd. Notes(b)	3.45	3/15/2029	285,000	275,303
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	325,000	273,649
The Cigna Group, Gtd. Notes	4.38	10/15/2028	295,000	292,770
				5,188,085
Information Technology — .3%
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	650,000	445,775
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	550,000	428,810
				874,585
Insurance — .7%
Five Corners Funding Trust II, Sr. Unscd. Notes(a)	2.85	5/15/2030	260,000	236,813
Jackson Financial, Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000	170,984
Massachusetts Mutual Life Insurance Co., Sub. Notes(a)	3.38	4/15/2050	225,000	159,214
Metropolitan Life Global Funding I, Sr. Scd. Notes(a)	3.00	9/19/2027	545,000	526,393
New York Life Insurance Co., Sub. Notes(a)	3.75	5/15/2050	339,000	256,764
Pacific Life Global Funding II, Scd. Notes(a)	1.20	6/24/2025	375,000	371,014

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 37.2% (continued)
Insurance — .7% (continued)
Pacific Life Global Funding II, Scd. Notes(a)	1.38	4/14/2026	270,000	261,346
Principal Financial Group, Inc., Gtd. Notes	4.30	11/15/2046	125,000	107,358
				2,089,886
Internet Software & Services — .1%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	335,000	344,596
Media — .3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.91	7/23/2025	43,000	42,945
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000	305,412
Comcast Corp., Gtd. Notes	2.89	11/1/2051	210,000	131,879
Comcast Corp., Gtd. Notes	6.50	11/15/2035	43,000	47,634
The Walt Disney Co., Gtd. Notes	6.65	11/15/2037	335,000	381,778
				909,648
Metals & Mining — .3%
Anglo American Capital PLC, Gtd. Notes(a)	2.63	9/10/2030	400,000	355,745
Glencore Funding LLC, Gtd. Notes(a),(b)	2.63	9/23/2031	415,000	358,317
				714,062
Municipal Securities — .4%
California, GO	2.38	10/1/2026	230,000	223,848
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	56,749
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	55,730
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	42,137
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000	39,700
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000	115,066
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	24,038
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000	109,995
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds), Ser B-1	6.55	11/15/2031	225,000	238,050
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	140,985
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	129,506
				1,175,804
Real Estate — .6%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000	222,501
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000	246,191
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	740,000	637,650
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000	215,176
Simon Property Group LP, Sr. Unscd. Notes	3.50	9/1/2025	230,000	228,719
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000	238,214
				1,788,451
Retailing — .3%
7-Eleven, Inc., Sr. Unscd. Notes(a)	2.80	2/10/2051	280,000	170,009
Dollar General Corp., Sr. Unscd. Notes(b)	3.50	4/3/2030	200,000	186,659
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	110,000	108,230
Lowe’s Companies, Inc., Sr. Unscd. Notes(b)	5.63	4/15/2053	357,000	354,109
				819,007
Semiconductors & Semiconductor Equipment — .2%
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000	351,797
SK Hynix, Inc., Sr. Unscd. Notes(b)	5.50	1/16/2029	210,000	215,438
				567,235

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 37.2% (continued)
Supranational Bank — .4%
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	520,000	512,117
International Finance Facility for Immunisation Co., Sr. Unscd. Notes	1.00	4/21/2026	560,000	539,488
				1,051,605
Technology Hardware & Equipment — .7%
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	450,000	438,823
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	258,000	261,796
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.85	10/15/2031	448,000	446,349
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	105,000	105,049
International Business Machines Corp., Sr. Unscd. Notes	5.00	2/10/2032	650,000	654,176
				1,906,193
Telecommunication Services — .7%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000	360,758
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	270,000	325,158
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	310,000	282,619
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000	258,656
T-Mobile USA, Inc., Gtd. Notes	5.20	1/15/2033	180,000	181,918
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000	43,235
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000	136,585
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000	482,069
				2,070,998
Transportation — .3%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	130,000	112,991
Canadian Pacific Railway Co., Gtd. Notes	3.00	12/2/2041	125,000	91,925
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	369,694
CSX Corp., Sr. Unscd. Notes	3.35	11/1/2025	205,000	203,368
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	158,000	160,951
				938,929
U.S. Government Agencies Collateralized Mortgage Obligations — .3%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C(d)	2.75	9/25/2029	265,000	243,037
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C(d)	2.75	11/25/2029	255,000	235,291
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	375,390	378,109
Government National Mortgage Association, Ser. 2022-177, Cl. PL	6.00	6/20/2051	117,439	118,845
				975,282
U.S. Government Agencies Collateralized Municipal-Backed Securities — .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2(d)	3.56	1/25/2029	560,000	545,345
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2(d)	3.42	2/25/2029	545,000	527,786
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2(d)	2.79	6/25/2029	515,000	485,008
				1,558,139
U.S. Government Agencies Mortgage-Backed — 8.8%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051(d)			2,221,063	1,789,286
2.50%, 11/1/2027-9/1/2050(d)			1,152,090	975,926
3.00%, 6/1/2031-12/1/2046(d)			416,671	379,315
3.50%, 4/1/2035-9/1/2049(d)			1,133,855	1,067,809
5.50%, 1/1/2036-8/1/2053(d)			920,789	933,363

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 37.2% (continued)
U.S. Government Agencies Mortgage-Backed — 8.8% (continued)
Federal National Mortgage Association:
1.50%, 3/1/2051(d)			456,358	347,599
2.00%, 8/1/2036-12/1/2051(d)			5,313,012	4,325,270
2.50%, 9/1/2028-1/1/2052(d)			3,422,696	2,911,929
3.00%, 6/1/2028-12/1/2050(d)			2,749,623	2,481,289
3.50%, 8/1/2034-10/1/2050(d)			2,713,366	2,522,012
4.00%, 7/1/2042-8/1/2052(d)			3,437,032	3,253,219
4.50%, 2/1/2039-10/1/2052(d)			1,996,852	1,949,900
5.00%, 4/1/2035-12/1/2048(d)			224,119	226,272
5.50%, 9/1/2034-5/1/2039(d)			18,769	19,195
8.00%, 3/1/2030(d)			58	57
Government National Mortgage Association I:
5.50%, 4/15/33			6,020	6,074
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,111,355	993,003
3.50%, 7/20/2047-2/20/2052			700,117	646,903
4.00%, 10/20/2047-1/20/2048			169,773	161,395
4.50%, 7/20/2048			54,002	52,856
				25,042,672
U.S. Treasury Securities — 10.5%
U.S. Treasury Bonds	1.75	8/15/2041	5,675,000	3,875,072
U.S. Treasury Bonds	2.25	2/15/2052	5,350,000	3,439,360
U.S. Treasury Bonds	2.38	5/15/2051	3,563,000	2,371,344
U.S. Treasury Bonds(b)	3.00	11/15/2045	680,000	537,213
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.13	1/15/2031	848,673	780,469
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.13	4/15/2027	1,386,060	1,354,725
U.S. Treasury Notes(b)	0.88	9/30/2026	1,825,000	1,737,920
U.S. Treasury Notes	3.50	2/15/2033	1,880,000	1,799,402
U.S. Treasury Notes	3.63	3/31/2030	1,395,000	1,369,252
U.S. Treasury Notes	3.63	5/31/2028	2,760,000	2,730,567
U.S. Treasury Notes	4.13	7/31/2028	3,604,000	3,621,175
U.S. Treasury Notes(b)	4.75	7/31/2025	3,130,000	3,136,092
U.S. Treasury Strip Principal(f)	2.88	5/15/2043	3,530,000	1,551,168
U.S. Treasury Strip Principal(f)	3.00	2/15/2049	4,270,000	1,420,116
				29,723,875
Utilities — 1.4%
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	95,000	91,488
Black Hills Corp., Sr. Unscd. Notes	6.00	1/15/2035	106,000	110,845
CenterPoint Energy Houston Electric LLC, Mortgage Notes	5.15	3/1/2034	1,050,000	1,055,789
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000	160,410
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	165,000	164,346
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000	266,312
Electricite de France SA, Sr. Unscd. Notes(a)	6.25	5/23/2033	200,000	212,285
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000	89,997
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	25,000	25,386
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	230,000	232,114
NRG Energy, Inc., Sr. Scd. Notes(a),(b)	2.45	12/2/2027	440,000	412,462
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	613,874

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 37.2% (continued)
Utilities — 1.4% (continued)
Sierra Pacific Power Co., Mortgage Notes, Ser. P(b)	6.75	7/1/2037	25,000	28,016
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	290,000	205,998
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	228,215
The AES Corp., Sr. Unscd. Notes(b)	5.45	6/1/2028	132,000	134,338
				4,031,875
Total Bonds and Notes (cost $113,300,327)				105,572,740

	Shares
Common Stocks — 58.8%
Advertising — .1%
Publicis Groupe SA	3,337	333,099
Aerospace & Defense — .7%
BAE Systems PLC	8,577	154,592
Howmet Aerospace, Inc.	12,761	1,743,152
		1,897,744
Agriculture — .5%
Philip Morris International, Inc.	8,911	1,383,700
Airlines — .2%
Delta Air Lines, Inc.	8,144	489,617
Automobiles & Components — .3%
Cie Generale des Etablissements Michelin SCA	8,296	295,981
Daimler Truck Holding AG	1,766	77,138
General Motors Co.	7,348	361,008
Stellantis NV	14,419	184,779
		918,906
Banks — 3.4%
Bank of America Corp.	50,690	2,336,809
BNP Paribas SA	3,537	266,342
First Horizon Corp.	53,023	1,142,115
ING Groep NV	22,794	408,242
JPMorgan Chase & Co.	9,757	2,582,190
Mizuho Financial Group, Inc.	20,800	581,667
Sumitomo Mitsui Financial Group, Inc.	12,600	319,463
The Goldman Sachs Group, Inc.	1,745	1,085,896
The PNC Financial Services Group, Inc.	4,483	860,377
		9,583,101
Beverage Products — .1%
Diageo PLC	12,664	344,134
Building Materials — 1.8%
Builders FirstSource, Inc. (g)	4,261	592,236
Cie de Saint-Gobain SA	3,972	402,864
CRH PLC	2,435	249,878
CRH PLC	13,641	1,398,475
Heidelberg Materials AG	2,114	319,647
Johnson Controls International PLC	10,253	878,272
Trane Technologies PLC	3,285	1,161,905
		5,003,277

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 58.8% (continued)
Chemicals — .1%
Evonik Industries AG	11,840	235,552
Yara International ASA	1,955	55,694
		291,246
Commercial & Professional Services — .4%
Block, Inc. (g)	17,492	1,142,227
Brambles Ltd.	7,921	103,348
		1,245,575
Consumer Discretionary — 1.3%
Dolby Laboratories, Inc., Cl. A	11,274	920,071
ITOCHU Corp.	3,400	150,966
Las Vegas Sands Corp.	25,696	1,148,868
Planet Fitness, Inc., Cl. A (g)	8,082	747,989
Royal Caribbean Cruises Ltd.	3,369	829,111
		3,797,005
Consumer Durables & Apparel — .2%
LVMH Moet Hennessy Louis Vuitton SE	541	393,081
Skechers USA, Inc., Cl. A (g)	5,050	308,000
		701,081
Consumer Staples — .7%
Kenvue, Inc.	60,360	1,424,496
The Estee Lauder Companies, Inc., Cl. A	5,350	384,718
Unilever PLC	3,339	188,926
		1,998,140
Diversified Financials — 1.6%
ASX Ltd.	7,998	334,651
Capital One Financial Corp.	6,227	1,248,825
CME Group, Inc.	3,231	819,931
Intercontinental Exchange, Inc.	5,698	987,065
Singapore Exchange Ltd.	34,000	338,393
Voya Financial, Inc.	10,320	745,723
		4,474,588
Electronic Components — 2.4%
AMETEK, Inc.	12,992	2,459,386
Casio Computer Co. Ltd.	36,500	305,639
Honeywell International, Inc.	4,018	855,392
Hubbell, Inc.	7,183	2,669,131
TE Connectivity PLC	2,483	382,456
		6,672,004
Energy — 3.0%
BP PLC	52,151	288,027
Diamondback Energy, Inc.	5,193	825,479
Eni SpA	10,020	145,322
EQT Corp.	57,087	2,749,881
Hess Corp.	5,959	887,534
Marathon Petroleum Corp.	6,791	1,019,872
OMV AG	3,315	146,229
Phillips 66	11,916	1,545,386
Shell PLC	16,290	545,116
Venture Global, Inc., Cl. A (g)	18,110	273,280
		8,426,126

Description	Shares	Value ($)
Common Stocks — 58.8% (continued)
Environmental Control — .4%
Veralto Corp.	11,615	1,158,712
Food Products — .2%
Koninklijke Ahold Delhaize NV	5,050	178,186
Tate & Lyle PLC	27,820	191,143
Tesco PLC	64,236	307,954
		677,283
Forest Products & Paper — .4%
International Paper Co.	19,412	1,093,866
Health Care — 9.0%
Alcon AG	17,765	1,643,263
Align Technology, Inc. (g)	5,035	941,696
Amgen, Inc.	1,233	379,838
Baxter International, Inc.	26,401	911,099
BioNTech SE, ADR (g)	6,499	733,867
Bio-Techne Corp.	10,659	658,193
Boston Scientific Corp. (g)	7,608	789,634
Bristol-Myers Squibb Co.	22,857	1,362,734
Danaher Corp.	11,476	2,384,254
Dexcom, Inc. (g)	14,023	1,239,213
Edwards Lifesciences Corp. (g)	6,637	475,342
FUJIFILM Holdings Corp.	9,400	191,379
Gilead Sciences, Inc.	10,240	1,170,534
GSK PLC	29,444	546,344
Illumina, Inc. (g)	8,350	740,979
Intuitive Surgical, Inc. (g)	2,476	1,419,119
Johnson & Johnson	8,796	1,451,516
Labcorp Holdings, Inc.	3,021	758,392
Medtronic PLC	17,434	1,604,277
Natera, Inc. (g)	2,578	401,111
Novartis AG	1,806	196,783
Repligen Corp. (g)	4,234	674,307
Roche Holding AG	707	235,479
Sanofi SA	4,092	445,576
Sarepta Therapeutics, Inc. (g)	7,979	851,758
Shionogi & Co. Ltd.	12,800	191,498
Sonova Holding AG	450	144,565
UnitedHealth Group, Inc.	4,516	2,144,919
Zoetis, Inc.	5,747	961,128
		25,648,797
Industrial — 1.4%
3M Co.	3,609	559,828
ACS Actividades de Construccion y Servicios SA	3,527	190,321
Axon Enterprise, Inc. (g)	1,305	689,627
GE Vernova, Inc.	1,171	392,496
Ingersoll Rand, Inc.	14,832	1,257,457
Mitsubishi Electric Corp.	17,300	268,087
Vertiv Holdings Co., Cl. A	5,582	531,239
Vinci SA	1,799	208,497
		4,097,552
Information Technology — 3.9%
Akamai Technologies, Inc. (g)	5,683	458,504

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 58.8% (continued)
Information Technology — 3.9% (continued)
Datadog, Inc., Cl. A (g)	3,702	431,468
HubSpot, Inc. (g)	1,828	1,323,454
Microsoft Corp.	16,501	6,550,732
MongoDB, Inc. (g)	1,993	532,988
ServiceNow, Inc. (g)	997	926,971
Synopsys, Inc. (g)	1,649	754,055
		10,978,172
Insurance — 3.6%
Allianz SE	658	226,060
American International Group, Inc.	10,752	891,771
Aon PLC, Cl. A	4,328	1,770,671
Assurant, Inc.	6,977	1,450,449
AXA SA	3,702	144,541
Berkshire Hathaway, Inc., Cl. B (g)	6,861	3,525,388
Globe Life, Inc.	3,075	391,847
Hiscox Ltd.	10,328	154,665
MetLife, Inc.	10,240	882,483
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	252	142,936
RenaissanceRe Holdings Ltd.	2,387	567,199
		10,148,010
Internet Software & Services — 7.7%
Alphabet, Inc., Cl. C	38,576	6,643,559
Amazon.com, Inc. (g)	37,838	8,032,251
Chewy, Inc., Cl. A (g)	22,751	847,702
Netflix, Inc. (g)	1,552	1,521,829
Pinterest, Inc., Cl. A (g)	29,139	1,077,560
Reddit, Inc., Cl. A (g)	6,415	1,037,819
Shopify, Inc., Cl. A (g)	14,735	1,650,320
Trend Micro, Inc.	2,100	154,401
Uber Technologies, Inc. (g)	11,194	850,856
		21,816,297
Materials — .1%
Crown Holdings, Inc.	4,363	391,056
Media — .8%
The Walt Disney Company	18,819	2,141,602
Metals & Mining — .7%
Freeport-McMoRan, Inc.	14,243	525,709
Newmont Corp.	29,661	1,270,677
Rio Tinto PLC	3,084	186,431
		1,982,817
Real Estate — .7%
CoStar Group, Inc. (g)	22,622	1,724,928
Klepierre SA	3,702	117,991
Sun Hung Kai Properties Ltd.	12,000	112,148
		1,955,067
Retailing — .7%
Best Buy Co., Inc.	4,674	420,239
Ferguson Enterprises, Inc.	2,532	449,430
Ferguson Enterprises, Inc.	2,217	394,073
Lululemon Athletica, Inc. (g)	2,137	781,309
		2,045,051

Description	Shares	Value ($)
Common Stocks — 58.8% (continued)
Semiconductors & Semiconductor Equipment — 5.4%
Advantest Corp.	3,700	207,438
Applied Materials, Inc.	2,005	316,930
ASML Holding NV	346	245,639
Broadcom, Inc.	9,202	1,835,155
Intel Corp.	12,231	290,242
Micron Technology, Inc.	13,273	1,242,751
NVIDIA Corp.	85,679	10,703,021
Renesas Electronics Corp.	20,800	346,056
		15,187,232
Technology Hardware & Equipment — 3.8%
Apple, Inc.	33,142	8,015,061
CrowdStrike Holdings, Inc., Cl. A (g)	1,822	709,960
Dell Technologies, Inc., Cl. C	3,774	387,816
Fujitsu Ltd.	13,000	251,800
International Business Machines Corp.	3,925	990,827
Pure Storage, Inc., Cl. A (g)	7,138	374,531
		10,729,995
Telecommunication Services — 1.7%
AT&T, Inc.	71,876	1,970,121
Cisco Systems, Inc.	38,419	2,463,042
Nippon Telegraph & Telephone Corp.	151,200	146,079
Orange SA	27,143	324,997
		4,904,239
Transportation — .5%
CSX Corp.	20,351	651,435
DHL Group	4,170	163,032
FedEx Corp.	2,790	733,491
		1,547,958
Utilities — 1.0%
Constellation Energy Corp.	3,315	830,557
Dominion Energy, Inc.	25,044	1,417,991
Enel SpA	50,097	367,688
SSE PLC	7,960	153,446
		2,769,682
Total Common Stocks (cost $111,989,072)		166,832,731

Preferred Dividend Rate (%)
Preferred Stocks — .1%
Automobiles & Components — .1%
Volkswagen AG (cost $258,003)	10.13	1,843	198,714

Exchange-Traded Funds — 1.2%
Registered Investment Companies — 1.2%
SPDR S&P 500 ETF Trust	4,750	2,822,355
iShares MSCI EAFE ETF	6,687	545,525
iShares Core U.S. Aggregate Bond ETF	423	41,983
Total Exchange-Traded Funds (cost $3,325,618)		3,409,863

Statement of Investments (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 2.6%
Registered Investment Companies — 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $7,515,260)	4.43	7,515,260	7,515,260
Investment of Cash Collateral for Securities Loaned — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $3,025,060)	4.43	3,025,060	3,025,060
Total Investments (cost $239,413,340)		101.0%	286,554,368
Liabilities, Less Cash and Receivables		(1.0%)	(2,786,395)
Net Assets		100.0%	283,767,973

ADR—American Depositary Receipt
CPI—Consumer Price Index
ETF—Exchange-Traded Fund
GO—Government Obligation
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $6,702,607 or 2.4% of net assets.

(b)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $7,849,824 and the value of the collateral was
$8,066,218, consisting of cash collateral of $3,025,060 and U.S. Government & Agency securities valued at $5,041,158.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(g)	Non-income producing security.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Balanced Opportunity Fund

February 28, 2025 (Unaudited)
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	2,237,984	—	2,237,984
Commercial Mortgage-Backed	—	816,451	—	816,451
Equity Securities - Common Stocks	152,528,728	14,304,003††	—	166,832,731
Corporate Bonds and Notes	—	42,630,441	—	42,630,441
Exchange-Traded Funds	3,409,863	—	—	3,409,863
Foreign Governmental	—	1,412,092	—	1,412,092
Municipal Securities	—	1,175,804	—	1,175,804
Equity Securities - Preferred Stocks	—	198,714††	—	198,714
U.S. Government Agencies Collateralized Mortgage Obligations	—	975,282	—	975,282
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	1,558,139	—	1,558,139
U.S. Government Agencies Mortgage-Backed	—	25,042,672	—	25,042,672
U.S. Treasury Securities	—	29,723,875	—	29,723,875
Investment Companies	10,540,320	—	—	10,540,320
	166,478,911	120,075,457	—	286,554,368

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At February 28, 2025, accumulated net unrealized appreciation on investments was $47,141,028, consisting of $59,316,940 gross unrealized appreciation and $12,175,912 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.